Acquisition of Navios Containers and Navios Acquisition	12 Months Ended
Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
Acquisition of Navios Containers and Navios Acquisition

NOTE 3 – ACQUISITION OF NAVIOS CONTAINERS AND NAVIOS ACQUISITION

ACQUISITION OF NAVIOS CONTAINERS

On March 31, 2021, Navios Partners completed the merger (the “NMCI Merger”) contemplated by the Agreement and Plan of Merger (the “NMCI Merger Agreement”), dated as of December 31, 2020, by and amongst Navios Partners, its direct wholly-owned subsidiary NMM Merger Sub LLC (“Merger Sub”), Navios Maritime Containers L.P. (“Navios Containers”) and Navios Maritime Containers GP LLC, Navios Containers’ general partner. Pursuant to the NMCI Merger Agreement, Merger Sub merged with and into Navios Containers, with Navios Containers continuing as the surviving partnership. As a result of the NMCI Merger, Navios Containers became a wholly-owned subsidiary of Navios Partners. Pursuant to the terms of the NMCI Merger Agreement, each outstanding common unit of Navios Containers that was held by a unitholder other than Navios Partners, Navios Containers and their respective subsidiaries was converted into the right to receive 0.39 of a common unit of Navios Partners. Following the exercise of the optional second merger (“Second Merger”), Navios Containers merged with and into Navios Maritime Containers Sub LP, with Navios Maritime Containers Sub LP continuing as the surviving partnership, and Migen Shipmanagement Ltd, a wholly owned subsidiary of Navios Partners, became Navios Containers’ general partner.

Navios Partners accounted for the NMCI Merger “as a business combination achieved in stages”, which results in the application of the “acquisition method,” as defined under ASC 805, Business Combinations. Navios Partners’ previously held equity interest in Navios Containers was remeasured to its fair value at March 31, 2021, the date the controlling interest was acquired and the resulting gain was recognized in earnings. Under the acquisition method, the fair value of the consideration paid by Navios Partners in connection with the transaction was allocated to Navios Containers’ net assets based on their estimated fair values at the date of the completion of the NMCI Merger. The excess of the fair value of the identifiable net assets acquired of $342,674 over the total purchase price consideration of $298,621, resulted in a bargain purchase gain of $44,053. The transaction resulted in a bargain purchase gain as a result of the share price of Navios Containers trading at a discount to their net asset value (“NAV”). The fair value of the vessels was determined based on vessel valuations, obtained from independent third party shipbrokers, which are among other things, based on recent sales and purchase transactions of similar vessels. The fair value of the unfavorable lease terms (intangible liabilities) was determined by reference to market data and the discounted amount of expected future cash flows. The key assumptions that were used in the discounted cash flow analysis were as follows: (i) the contracted charter rate of the acquired charter over the remaining lease term compared to (ii) the current market charter rates for a similar contract and (iii) discounted using the Company’s relevant discount factor of 8.89%.

As of March 31, 2021, Navios Partners previously held interest of 35.7% in Navios Containers was remeasured to a fair value of $106,997, determined using the closing price per common unit of $9.23 of NMCI as of the closing date of the NMCI merger, resulting in revaluation gain of $75,387 which along with the equity gain of $5,452 from the operations of Navios Containers upon the closing date aggregate to a gain on acquisition of control in the amount of $80,839 and is presented in, “Equity in net earnings of affiliated companies”, in the accompanying Consolidated Statement of Operations. The acquisition of the remaining interest of 64.3% through the issuance of newly issued common units in Navios Partners was recorded at a fair value of $191,624 on the basis of 8,133,452 common units issued at a closing price per common unit of $23.56 as of the closing date of the NMCI Merger.

Upon completion of the NMCI Merger on March 31, 2021, beginning from April 1, 2021, the results of operations of Navios Containers are included in Navios Partners’ Consolidated Statements of Operations. Total time charter and voyage revenues and net income of Navios Containers for the period from April 1, 2021 to December 31, 2021 included in the Consolidated Statement of Operations amounted to $168,322 and $182,479, respectively.

Transaction costs amounted to $247 and have been expensed in the Consolidated Statement of Operations under the caption “Transaction costs” in the accompanying Consolidated Statements of Operations.

The following table summarizes the consideration exchanged and the fair value of assets acquired and liabilities assumed on March 31, 2021:

Purchase price:
Fair value of previously held interest (35.7%)	$106,997
Equity issuance (8,133,452 Navios Partners units * $23.56)	191,624
Total purchase price	298,621
Fair value of assets acquired and liabilities assumed:
Vessels	770,981
Current assets (including cash of $10,282)	29,033
Unfavorable lease terms	(224,490)
Long term debt and financial liabilities assumed (including current portion)	(227,434)
Current liabilities	(5,416)
Fair value of net assets acquired	342,674
Bargain gain	$44,053

The acquired intangible, listed below, as determined at the acquisition date and are amortized under the straight line method over the period indicated below:

	Within One Year	Year Two	Year Three	Year Four	Year Five	Year Six	Total
Time charters with unfavorable lease terms	$(126,710)	(52,501)	(20,431)	(12,462)	(11,445)	(941)	$(224,490)

Intangible liabilities subject to amortization are amortized using straight line method over their estimated useful lives to their estimated residual value of zero.

The following is a summary of the acquired identifiable intangible liability:

Amount
Description
Unfavorable lease terms	$(224,490)

ACQUISITION OF NAVIOS ACQUISITION

On August 25, 2021 (date of obtaining control), Navios Partners purchased 44,117,647 newly issued shares of Navios Acquisition, thereby acquiring a controlling interest of 62.4% in Navios Acquisition, and the results of operations of Navios Acquisition are included in Navios Partners’ consolidated statements of operations commencing on August 26, 2021.

On October 15, 2021, Navios Partners completed the merger with Navios Acquisition (the “NNA Merger” and together with the NMCI Merger, the “Mergers”) and as a result thereof, Navios Acquisition became a wholly-owned subsidiary of Navios Partners. Each outstanding share of common stock of Navios Acquisition that was held by a stockholder other than Navios Partners was converted into the right to receive 0.1275 of a common unit of Navios Partners. As a result of the NNA Merger, 3,388,226 common units of Navios Partners were issued to former public stockholders of Navios Acquisition.

Navios Partners accounted for the control obtained “as a business combination”, which resulted in the application of the “acquisition method,” as defined under ASC 805, Business Combinations, as well as the recognition of the equity interest in Navios Acquisition not held by Navios Partners to its fair value at the date the controlling interest is acquired by Navios Partners as noncontrolling interest on the consolidated balance sheet. The excess of the fair value of Navios Acquisition’s identifiable net assets acquired of $211,597 over the fair value of the consideration transferred of $150,000 and the fair value of the noncontrolling interest of $57,635, resulted in a bargain gain upon obtaining control of $3,962.

The fair value of the consideration of $150,000 has been treated as deemed contribution with an equal increase in total partner’s capital. The fair value of the noncontrolling interest was determined by using the Navios Acquisition’s closing price of $2.17 as of August 25, 2021 (date of obtaining control). The fair value of the vessels was determined based on vessel valuations, obtained from independent third party shipbrokers, which are among other things, based on recent sales and purchase transactions of similar vessels. The fair value of the favorable and unfavorable lease terms (intangible assets and liabilities) were determined by reference to market data and the discounted amount of expected future cash flows. The key assumptions that were used in the discounted cash flow analysis were as follows: (i) the contracted charter rate of the acquired charter over the remaining lease term compared to (ii) the current market charter rates for a similar contract and (iii) discounted using the Company’s relevant discount factor of 10.43%.

Total time charter and voyage revenues and net loss of Navios Acquisition for the period from August 26, 2021 to December 31, 2021 included in the Consolidated Statement of Operations amounted to $82,477 and $17,946, respectively.

Transaction costs amounted to $10,192 presented under the caption “Transaction costs” in the accompanying Consolidated Statements of Operations.

The following table summarizes the fair value of the consideration transferred the fair value of assets acquired and liabilities assumed and the fair value of the noncontrolling interest in Navios Acquisition assumed on August 25, 2021:

Purchase consideration:
Fair value of the consideration	$150,000
Fair value of noncontrolling interest (37.6%)	57,635
Total purchase consideration	207,635
Fair value of Navios Acquisition’s assets acquired and liabilities assumed:
Vessels	1,003,040
Other long-term assets	27,291
Operating lease assets	128,619
Current assets (including cash and restricted cash of $32,394)	64,180
Favorable lease terms	112,139
Unfavorable lease terms	(6,529)
Long term debt and financial liabilities assumed (including current portion)	(811,608)
Operating lease liabilities (including current portion)	(128,619)
Current liabilities	(176,916)
Fair value of Navios Acquisition’s net assets	211,597
Bargain gain upon obtaining control	$3,962

The intangible assets and liabilities, listed below, as determined at the date of obtaining control and are amortized under the straight line method over the period indicated below:

	Within One Year	Year Two	Year Three	Year Four	Year Five	Year Six and thereafter	Total
Time charters with favorable lease terms	$24,398	18,232	18,156	17,702	11,182	22,469	$112,139
Time charters with unfavorable lease terms	$(4,672)	(1,857)	—	—	—	—	$(6,529)

Intangible assets and liabilities subject to amortization are amortized using straight line method over their estimated useful lives to their estimated residual value of zero.

The following is a summary of the identifiable intangible asset and liability at the date of obtaining control:

Amount
Description
Favorable lease terms	$112,139
Unfavorable lease terms	$(6,529)

If the acquisitions of Navios Containers and Navios Acquisition had been consummated as of January 1, 2020, Navios Partners’ pro-forma revenues and net income for the year ended December 31, 2021 would have been $924,978 and $377,071, respectively, and for the year ended December 31, 2020 would have been $715,397 and $97,047, respectively. These pro-forma results do not include non-recurring items directly related to the business combinations as follows: (a) the gain on remeasurement of the previously held interest on Navios Containers and the equity gain from the operations of Navios Containers upon the closing date in the amount of $80,839; (b) the total bargain gain in the amount of $48,015; and (c) the transaction costs related to the Mergers in the amount of $11,169. The pro forma results are for comparative purposes only and do not purport to be indicative of the results that would have actually been obtained if the acquisition of Navios Containers and the consolidation of Navios Acquisition had occurred at the beginning of the period presented. In addition, these results are not intended to be a projection of future results and do not reflect any synergies that might be achieved from the combined operations.